Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (61,946)	¥ (401,275)	¥ (328,477)	¥ (47,003)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange (gain) loss	(11,176)	(72,394)	16,256	(7,072)
Changes in the fair value of contingent purchase consideration payables	6,688	43,325	22,629	55,882
Depreciation of property and equipment	62,064	402,035	278,986	141,286
Amortization of intangible assets	28,427	184,147	127,669	58,903
Loss (gain) on disposal of property and equipment	16	106	(2,659)	347
Provision for doubtful accounts and other receivables	5,063	32,796	9,913	550
Stock based compensation expense	29,335	190,027	233,735	67,769
Deferred income taxes benefit	(3,128)	(20,262)	(28,728)	(19,581)
Loss (gain) from equity method investment	(8,082)	(52,355)	671	1,372
Loss on debt extinguishment			41,581
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	(12,954)	(83,913)	(47,175)	(871)
Accounts and notes receivable	2,329	15,086	(81,744)	(303,391)
Inventories	(537)	(3,480)	(2,341)
Prepaid expenses and other current assets	(43,043)	(278,826)	(103,314)	(44,596)
Amounts due from related parties	(2,767)	(17,927)	(1,757)	(7,651)
Accounts and notes payables	14,904	96,548	121,698	61,269
Unrecognized tax benefits (expense)	(920)	(5,961)	1,894	6,219
Accrued expenses and other payables	14,309	92,692	(46,945)	103,952
Deferred revenue	(1,674)	(10,845)	(10,643)	9,582
Advances from customers	13,604	88,121	97,133	546
Income taxes payable	2,307	14,946	8,946	(12,772)
Deferred government grants	625	4,048	13,409	(747)
Amounts due to related parties	30	195	4,628	538
Net cash generated from operating activities	33,474	216,834	325,365	64,531
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(162,444)	(1,052,271)	(800,510)	(419,126)
Assets acquisition of BJ Yichengtaihe			(137,445)
Purchases of intangible assets	(7,335)	(47,513)	(58,201)	(36,181)
Proceeds from disposal of property and equipment	263	1,702	16,638	241
Payments for short-term investments	(258,600)	(1,675,157)	(152,143)	(1,098,268)
Loans to related parties			(118,626)	(37,050)
Loans to third parties	(11,342)	(73,472)	(198,422)
Receipt of loans to related parties			38,999	1,219
Receipt of loan to a third party			50,000
Proceeds received from maturity of short-term investments	385,444	2,496,826	442,998	219,143
Payments for business acquisitions, net of cash acquired (Note 4)			(1,308,221)	(61,793)
Payments for long-term investments	(3,125)	(20,245)	(36,864)	(50,500)
Deposit for acquisition of BJ Yichengtaihe				(1,000)
Net cash used in investing activities	(57,139)	(370,130)	(2,261,797)	(1,507,315)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	7,770	50,332	81,151	(383)
Proceeds from mandatorily redeemable noncontrolling interests (Note 1(c))				100,000
Proceeds from exercise of stock options	1,134	7,344	2,981	6,470
Proceeds from issuance of ordinary shares	279,184	1,808,498		533,301
Repurchase of ordinary shares			(213,665)	(59,822)
Consideration paid to selling shareholders	(2,981)	(19,310)		(78,685)
Proceeds received on behalf of selling shareholders				78,685
Dividends paid to a noncontrolling shareholders of subsidiary				(3,476)
Repurchase of bonds (Note 17)			(760,607)
Proceeds from issuance of bonds, net			1,980,640	972,841
Proceeds from long-term bank and other borrowings	13,155	85,213	48,076	935,861
Proceeds from short-term bank borrowings	46,312	300,000	362,928	200,044
Repayment of long-term bank borrowings	(148,247)	(960,317)	(195,785)	(4,000)
Repayment of short-term bank borrowings	(28,433)	(184,181)	(380,418)	(203,279)
Payments for business acquisitions, net of cash acquired (Note 4)			(4,870)
Payments for purchase of noncontrolling interest, net of cash acquired	(1,235)	(8,000)
Payment for acquisition of property and equipment through capital leases	(12,589)	(81,547)	(31,983)
Advance of loan from a third party			150,000
Repayment of loan from a third party			(50,000)
Proceeds from sales and leaseback transactions	20,069	130,000	164,000
Rental prepayment and deposits for sales and leaseback transactions	(2,007)	(13,000)	(30,716)
Net cash generated from financing activities	172,132	1,115,032	1,121,732	2,477,557
Effect of foreign exchange rate changes on cash and cash equivalents	12,180	78,903	259	(8,171)
Net increase (decrease) in cash and cash equivalents	160,647	1,040,639	(814,441)	1,026,602
Cash and cash equivalents at beginning of year	99,481	644,415	1,458,856	432,254
Cash and cash equivalents at end of year	260,128	1,685,054	644,415	1,458,856
Supplemental disclosures of cash flow information:
Income taxes paid	(9,697)	(62,815)	(32,750)	(38,119)
Interest paid	(37,468)	(242,713)	(229,348)	(62,123)
Interest received	9,492	61,490	83,376	27,097
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	20,986	135,940	231,879	262,668
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	(14,632)	(94,782)	125,682	44,573
Purchase of intangible assets included in accrued expenses and other payables	(215)	(1,392)	(4,946)	(10,187)
Contingent consideration related to the acquisitions included in amount due to related parties	$ (26,479)	¥ (174,761)	¥ 370,752	35,483
Beijing Yichengtaihe Investment Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to seller				¥ (24,000)